Subsidiary guarantee information (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	14,614	(10,422)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	529	(182)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,374
Purchase of investment securities	(212)	(208)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	92	167
Investments in subsidiaries and other investments	(901)	(688)
Proceeds from sale of other investments	1,617	1,112
(Increase)/decrease in loans	(3,598)	(5,975)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(440)	(670)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,039
Net cash provided by/(used in) investing activities of continuing operations	11,620	6,838
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	15,593	(2,035)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,259	19,667
Repayments of long-term debt	(33,622)	(28,420)
Issuances of common shares	928	1,323
Sale of treasury shares	5,128	3,775
Repurchase of treasury shares	(5,479)	(3,862)
Dividends paid/capital repayments	(406)	(1,151)
Excess tax benefits on share based awards		0
Other, net	(464)	(780)
Net cash provided by/(used in) financing activities of continuing operations	(32,531)	(7,710)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,118	(241)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(5,179)	(11,535)
Cash and due from banks at beginning of period	61,763	110,573
Cash and due from banks at end of period	56,584	99,038
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,908	(8,011)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	3	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	7,978	(6,167)
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	224	(163)
Proceeds from sale of other investments	910	608
(Increase)/decrease in loans	1,739	2,084
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(119)	(170)
Proceeds from sale of premises and equipment and other intangible assets	0	2
Other, net	(61)	214
Net cash provided by/(used in) investing activities of continuing operations	10,674	(3,593)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	76	213
Increase/(decrease) in short-term borrowings	9,118	678
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,405)	15,780
Issuances of long-term debt	679	444
Repayments of long-term debt	(1,974)	(3,727)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	0	0
Excess tax benefits on share based awards		0
Other, net	323	(1,467)
Net cash provided by/(used in) financing activities of continuing operations	(12,183)	11,921
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	155	31
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	554	348
Cash and due from banks at beginning of period	4,388	3,698
Cash and due from banks at end of period	4,942	4,046
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	12,669	(2,032)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,556	(268)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	6,029	16,522
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(863)	(452)
Proceeds from sale of other investments	438	448
(Increase)/decrease in loans	(3,513)	(7,469)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(317)	(494)
Proceeds from sale of premises and equipment and other intangible assets	8	6
Other, net	59	1,817
Net cash provided by/(used in) investing activities of continuing operations	3,744	11,052
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,745	(3,220)
Increase/(decrease) in short-term borrowings	(3,222)	(8,492)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,959)	(4,193)
Issuances of long-term debt	16,338	18,550
Repayments of long-term debt	(31,113)	(23,712)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits on share based awards		14
Other, net	(1,417)	615
Net cash provided by/(used in) financing activities of continuing operations	(21,775)	(20,614)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	961	(228)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(4,401)	(11,822)
Cash and due from banks at beginning of period	56,988	107,526
Cash and due from banks at end of period	52,587	95,704
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	14,577	(10,043)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,559	(269)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,355
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(639)	(615)
Proceeds from sale of other investments	1,348	1,056
(Increase)/decrease in loans	(1,774)	(5,385)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(436)	(664)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,031
Net cash provided by/(used in) investing activities of continuing operations	14,418	7,459
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,821	(3,007)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,017	18,994
Repayments of long-term debt	(33,087)	(27,439)
Issuances of common shares	0	0
Sale of treasury shares	0	0
Repurchase of treasury shares	0	0
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits on share based awards		14
Other, net	(1,094)	(852)
Net cash provided by/(used in) financing activities of continuing operations	(33,958)	(8,693)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,116	(197)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,847)	(11,474)
Cash and due from banks at beginning of period	61,376	111,224
Cash and due from banks at end of period	57,529	99,750
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	169	190
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Purchase of investment securities	0	0
Proceeds from sale of investment securities	0	0
Maturities of investment securities	0	0
Investments in subsidiaries and other investments	0	(45)
Proceeds from sale of other investments	32	0
(Increase)/decrease in loans	541	719
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	28
Net cash provided by/(used in) investing activities of continuing operations	573	702
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,314)	(586)
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	5	5
Repayments of long-term debt	(288)	(660)
Issuances of common shares	928	1,323
Sale of treasury shares	38	361
Repurchase of treasury shares	(192)	(472)
Dividends paid/capital repayments	(154)	(944)
Excess tax benefits on share based awards		0
Other, net	221	77
Net cash provided by/(used in) financing activities of continuing operations	(756)	(896)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(2)	57
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(16)	53
Cash and due from banks at beginning of period	19	13
Cash and due from banks at end of period	3	66
Group Parent company - subsidiary that holds a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	161	166
Group Parent company - subsidiary that doesn't hold a banking license
Net increase/(decrease) in cash and due from banks (CHF million)
Dividend income from investments	21	46
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	(132)	(569)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,030)	87
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	19
Purchase of investment securities	0	(183)
Proceeds from sale of investment securities	0	0
Maturities of investment securities	53	61
Investments in subsidiaries and other investments	(262)	(28)
Proceeds from sale of other investments	237	56
(Increase)/decrease in loans	(2,365)	(1,309)
Proceeds from sale of loans	0	0
Capital expenditures for premises and equipment and other intangible assets	(4)	(6)
Proceeds from sale of premises and equipment and other intangible assets	0	0
Other, net	0	(20)
Net cash provided by/(used in) investing activities of continuing operations	(3,371)	(1,323)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,086	1,558
Increase/(decrease) in short-term borrowings	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Issuances of long-term debt	237	668
Repayments of long-term debt	(247)	(321)
Issuances of common shares	0	0
Sale of treasury shares	5,090	3,414
Repurchase of treasury shares	(5,287)	(3,390)
Dividends paid/capital repayments	(105)	(31)
Excess tax benefits on share based awards		(14)
Other, net	409	(5)
Net cash provided by/(used in) financing activities of continuing operations	2,183	1,879
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	4	(101)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(1,316)	(114)
Cash and due from banks at beginning of period	368	(664)
Cash and due from banks at end of period	(948)	(778)